Voyage and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2013
Voyage And Vessel Operating Expenses [Abstract]
Voyage and Vessel Operating Expenses

10.       Voyage and Vessel Operating Expenses

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2013	2012	2011
Voyage Expenses
Port charges	30	33	-
Bunkers	50	43	59
Commissions	625	1,328	672
Total	705	1,404	731

Vessel Operating Expenses
Crew wages and related costs	16,944	14,460	5,283
Insurance	1,891	1,392	582
Spares and consumable stores	8,071	8,216	3,647
Repairs and maintenance	3,277	4,403	1,468
Tonnage taxes (Note 13)	356	136	27
Miscellaneous	331	362	127
Total	30,870	28,969	11,134

A part of the commissions was charged by DSS under the Vessel Management Agreements up to February 28, 2013 (Note 3).